31 Benefit plans (Tables)	12 Months Ended
Dec. 31, 2020
Benefit Plans
Schedule of benefit plans	The amounts and conditions vary depending on the collective bargaining agreement and for non-unionized personnel.
	12.31.20	12.31.19
Non-current	749	713
Current	84	70
Total Benefit plans	833	783

Schedule of benefit payment obligations

The detail of the benefit plan obligations as of December 31, 2020 and 2019 is as follows:

	12.31.20	12.31.19
Benefit payment obligations at beginning of year	783	874
Current service cost	161	150
Interest cost	316	207
Actuarial losses	(108)	10
Result from exposure to inflation for the year	(305)	(397)
Benefits paid to participating employees	(14)	(61)
Benefit payment obligations at end of year	833	783

Schedule of detail of the charge recognized in the statement of comprehensive loss income

The detail of the charge recognized in the Statement of Comprehensive (Loss) Income is as follows:

	12.31.20	12.31.19	12.31.18
Cost	161	150	69
Interest	316	207	166
Actuarial results - Other comprehensive (income) loss	(108)	10	12
	369	367	247

Schedule of actuarial assumptions	The main assumptions used are as follow:
	12.31.20	12.31.19
Discount rate	5%	5%
Salary increase	1%	1%
Inflation	50%	31%

Schedule of benefit plan sensitivity analysis

Sensitivity analysis:

12.31.20
Discount Rate: 4%
Obligation	910
Variation	77
9%

Discount Rate: 6%
Obligation	767
Variation	(66)
(8%)

Salary Increase : 0%
Obligation	764
Variation	(69)
(8%)

Salary Increase: 2%
Obligation	913
Variation	80
10%

Schedule of expected payments of benefits	The expected payments of benefits are as follow:
	In 2021	In 2022	In 2023	In 2024	In 2025	Between 2026 to 2030
At December 31, 2020
Benefit payment obligations	84	15	16	17	4	17